UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21853

Northern Lights Variable Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Suite 2; Omaha, NE  68130

(Address of principal executive offices)(Zip code)

James Ash

             Gemini Fund Services, LLC., 80 Arkay Drive, Suite 110; Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

12/31

Date of reporting period:  03/31/2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

TOPS® Aggressive Growth ETF Portfolio
PORTFOLIO OF INVESTMENTS
March 31, 2014 (Unaudited)
Shares		Value

	EXCHANGE TRADED FUNDS - 98.0%
	EQUITY FUNDS - 98.0%
1,142	FlexShares Global Upstream Natural Resources Index Fund	$ 40,050
1,577	Guggenheim Timber ETF	39,914
2,337	iShares Core S&P Mid-Cap ETF	321,244
3,106	iShares Core S&P Small-Cap ETF	342,095
3,004	iShares S&P 500 Growth ETF	299,919
2,764	iShares S&P 500 Value ETF	240,192
967	SPDR Dow Jones International Real Estate ETF	39,811
511	SPDR Dow Jones REIT ETF	39,873
382	SPDR S&P China ETF	27,775
559	Vanguard FTSE All World ex-US Small-Cap ETF	59,802
7,140	Vanguard FTSE All-World ex-US ETF	359,214
3,728	Vanguard FTSE Emerging Markets ETF	151,282
	TOTAL EXCHANGE TRADED FUNDS (Cost - $1,727,312)	1,961,171

	SHORT-TERM INVESTMENT - 3.2%
	MONEY MARKET FUND - 3.2%
	Invesco Short-Term Investments Trust - Liquid Assets Portfolio to yield 0.06%
62,692	(Cost - $62,692) (a)	62,692

	TOTAL INVESTMENTS - 101.2% (Cost - $1,790,004) (b)	$ 2,023,863
	OTHER ASSETS AND LIABILITIES - NET - (1.2)%	(23,321)
	TOTAL NET ASSETS - 100.0%	$ 2,000,542

(a) Variable rate security, the money market rate shown represents the rate at March 31, 2014.
(b) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $1,791,553 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation:	$ 232,310
	Unrealized depreciation:	-
	Net unrealized appreciation:	$ 232,310

TOPS® Balanced ETF Portfolio
PORTFOLIO OF INVESTMENTS
March 31, 2014 (Unaudited)
Shares		Value

	EXCHANGE TRADED FUNDS - 98.0%
	DEBT FUNDS - 48.0%
13,676	FlexShares iBoxx 3-Year Target Duration TIPS Index Fund	$ 340,943
2,196	iShares 3-7 Year Treasury Bond ETF	265,079
1,492	iShares Floating Rate Bond ETF	75,659
2,004	iShares iBoxx $ High Yield Corporate Bond ETF	189,157
2,268	iShares iBoxx $ Investment Grade Corporate Bond ETF	265,288
5,722	PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund	302,923
3,050	PowerShares Senior Loan Portfolio	75,670
4,920	SPDR Barclays Short Term Corporate Bond ETF	151,290
1,259	SPDR DB International Government Inflation-Protected Bond ETF	75,653
1,653	WisdomTree Emerging Markets Local Debt Fund	75,823
		1,817,485
	EQUITY FUNDS - 50.0%
1,084	FlexShares Global Upstream Natural Resources Index Fund	38,016
1,496	Guggenheim Timber ETF	37,864
1,661	iShares Core S&P Mid-Cap ETF	228,321
1,384	iShares Core S&P Small-Cap ETF	152,434
2,658	iShares S&P 500 Growth ETF	265,375
3,931	iShares S&P 500 Value ETF	341,604
2,753	SPDR Dow Jones International Real Estate ETF	113,341
1,456	SPDR Dow Jones REIT ETF	113,612
362	SPDR S&P China ETF	26,321
296	Vanguard Energy ETF	38,015
706	Vanguard FTSE All World ex-US Small-Cap ETF	75,528
6,015	Vanguard FTSE All-World ex-US ETF	302,615
3,069	Vanguard FTSE Emerging Markets ETF	124,540
358	Vanguard Materials ETF	38,059
		1,895,645
	TOTAL EXCHANGE TRADED FUNDS (Cost - $3,502,720)	3,713,130

	SHORT-TERM INVESTMENT - 2.6%
	MONEY MARKET FUND - 2.6%
96,217	Invesco Short-Term Investments Trust - Liquid Assets Portfolio to yield 0.06%
	(Cost - $96,217) (a)	96,217

	TOTAL INVESTMENTS - 100.6% (Cost - $3,598,937) (b)	$ 3,809,347
	OTHER ASSETS AND LIABILITIES - NET - (0.6)%	(21,633)
	TOTAL NET ASSETS - 100.0%	$ 3,787,714

(a) Variable rate security, the money market rate shown represents the rate at March 31, 2014.
(b) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $3,632,188 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation:	$ 188,398
	Unrealized depreciation:	(11,239)
	Net unrealized appreciation:	$ 177,159

TOPS® Capital Preservation ETF Portfolio
PORTFOLIO OF INVESTMENTS
March 31, 2014 (Unaudited)
Shares		Value

	EXCHANGE TRADED FUNDS - 98.0%
	DEBT FUNDS - 68.0%
3,328	FlexShares iBoxx 3-Year Target Duration TIPS Index Fund	$ 82,967
590	iShares 1-3 Year Treasury Bond ETF	49,826
343	iShares 3-7 Year Treasury Bond ETF	41,404
491	iShares Floating Rate Bond ETF	24,899
426	iShares iBoxx $ Investment Grade Corporate Bond ETF	49,829
311	PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund	33,156
1,568	PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund	83,010
328	PIMCO Enhanced Short Maturity Exchange-Traded Fund	33,249
2,005	PowerShares Senior Loan Portfolio	49,744
1,618	SPDR Barclays Short Term Corporate Bond ETF	49,754
415	SPDR DB International Government Inflation-Protected Bond ETF	24,937
905	WisdomTree Emerging Markets Local Debt Fund	41,512
		564,287
	EQUITY FUNDS - 30.0%
474	FlexShares Global Upstream Natural Resources Index Fund	16,623
242	iShares Core S&P Mid-Cap ETF	33,265
151	iShares Core S&P Small-Cap ETF	16,631
416	iShares S&P 500 Growth ETF	41,533
670	iShares S&P 500 Value ETF	58,223
402	SPDR Dow Jones International Real Estate ETF	16,550
213	SPDR Dow Jones REIT ETF	16,620
78	Vanguard FTSE All World ex-US Small-Cap ETF	8,345
823	Vanguard FTSE All-World ex-US ETF	41,405
		249,195
	TOTAL EXCHANGE TRADED FUNDS (Cost - $795,968)	813,482

	SHORT-TERM INVESTMENT - 1.9%
	MONEY MARKET FUND - 1.9%
	Invesco Short-Term Investments Trust - Liquid Assets Portfolio to yield 0.06%
15,326	(Cost - $15,326) (a)	15,326

	TOTAL INVESTMENTS - 99.9% (Cost - $811,294) (b)	$ 828,808
	OTHER ASSETS AND LIABILITIES - NET - 0.1%	1,169
	TOTAL NET ASSETS - 100.0%	$ 829,977

(a) Variable rate security, the money market rate shown represents the rate at March 31, 2014.
(b) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $814,366 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation:	$ 14,460
	Unrealized depreciation:	(18)
	Net unrealized appreciation:	$ 14,442

TOPS® Growth ETF Portfolio
PORTFOLIO OF INVESTMENTS
March 31, 2014 (Unaudited)
Shares		Value

	EXCHANGE TRADED FUNDS - 98.0%
	DEBT FUNDS - 13.0%
6,264	FlexShares iBoxx 3-Year Target Duration TIPS Index Fund	$ 156,161
2,203	iShares iBoxx $ High Yield Corporate Bond ETF	207,941
2,949	PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund	156,120
3,401	WisdomTree Emerging Markets Local Debt Fund	156,004
		676,226
	EQUITY FUNDS - 85.0%
4,466	FlexShares Global Upstream Natural Resources Index Fund	156,623
4,112	Guggenheim Timber ETF	104,075
4,567	iShares Core S&P Mid-Cap ETF	627,780
6,190	iShares Core S&P Small-Cap ETF	681,767
6,784	iShares S&P 500 Growth ETF	677,315
6,000	iShares S&P 500 Value ETF	521,400
3,780	SPDR Dow Jones International Real Estate ETF	155,623
1,333	SPDR Dow Jones REIT ETF	104,014
712	SPDR S&P China ETF	51,769
407	Vanguard Energy ETF	52,271
972	Vanguard FTSE All World ex-US Small-Cap ETF	103,985
17,576	Vanguard FTSE All-World ex-US ETF	884,248
6,391	Vanguard FTSE Emerging Markets ETF	259,347
492	Vanguard Materials ETF	52,304
		4,432,521
	TOTAL EXCHANGE TRADED FUNDS (Cost - $4,435,590)	5,108,747

	SHORT-TERM INVESTMENT - 2.5%
	MONEY MARKET FUND - 2.5%
127,833	Invesco Short-Term Investments Trust - Liquid Assets Portfolio to yield 0.06%
	(Cost - $127,833) (a)	127,833

	TOTAL INVESTMENTS - 100.5% (Cost - $4,563,423) (b)	$ 5,236,580
	OTHER ASSETS AND LIABILITIES - NET - (0.5)%	(25,448)
	TOTAL NET ASSETS - 100.0%	$ 5,211,132

(a) Variable rate security, the money market rate shown represents the rate at March 31, 2014.
(b) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $4,565,311 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation:	$ 687,413
	Unrealized depreciation:	(16,144)
	Net unrealized appreciation:	$ 671,269

TOPS® Moderate Growth ETF Portfolio
PORTFOLIO OF INVESTMENTS
March 31, 2014 (Unaudited)
Shares		Value

	EXCHANGE TRADED FUNDS - 98.0%
	DEBT FUNDS - 32.9%
10,244	FlexShares iBoxx 3-Year Target Duration TIPS Index Fund	$ 255,383
2,252	iShares iBoxx $ High Yield Corporate Bond ETF	212,566
2,547	iShares iBoxx $ Investment Grade Corporate Bond ETF	297,923
4,019	PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund	212,766
3,425	PowerShares Senior Loan Portfolio	84,974
4,146	SPDR Barclays Short Term Corporate Bond ETF	127,490
2,122	SPDR DB International Government Inflation-Protected Bond ETF	127,511
1,854	WisdomTree Emerging Markets Local Debt Fund	85,043
		1,403,656
	EQUITY FUNDS - 65.1%
2,435	FlexShares Global Upstream Natural Resources Index Fund	85,396
3,362	Guggenheim Timber ETF	85,092
3,113	iShares Core S&P Mid-Cap ETF	427,913
3,115	iShares Core S&P Small-Cap ETF	343,086
4,269	iShares S&P 500 Growth ETF	426,217
3,927	iShares S&P 500 Value ETF	341,256
3,094	SPDR Dow Jones International Real Estate ETF	127,380
1,091	SPDR Dow Jones REIT ETF	85,131
407	SPDR S&P China ETF	29,593
333	Vanguard Energy ETF	42,767
796	Vanguard FTSE All World ex-US Small-Cap ETF	85,156
10,148	Vanguard FTSE All-World ex-US ETF	510,546
3,449	Vanguard FTSE Emerging Markets ETF	139,960
403	Vanguard Materials ETF	42,843
		2,772,336
	TOTAL EXCHANGE TRADED FUNDS (Cost - $3,921,689)	4,175,992

	SHORT-TERM INVESTMENT - 2.4%
	MONEY MARKET FUND - 2.4%
102,452	Invesco Short-Term Investments Trust - Liquid Assets Portfolio to yield 0.06%
	(Cost - $102,452) (a)	102,452

	TOTAL INVESTMENTS - 100.4% (Cost - $4,024,141) (b)	$ 4,278,444
	OTHER ASSETS AND LIABILITIES - NET - (0.4)%	(18,553)
	TOTAL NET ASSETS - 100.0%	$ 4,259,891

(a) Variable rate security, the money market rate shown represents the rate at March 31, 2014.
(b) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $4,038,552 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation:	$ 242,581
	Unrealized depreciation:	(2,689)
	Net unrealized appreciation:	$ 239,892

TOPS® Managed Risk Balanced ETF Portfolio
PORTFOLIO OF INVESTMENTS
March 31, 2014 (Unaudited)
Shares		Value

	EXCHANGE TRADED FUNDS - 88.2%
	DEBT FUNDS - 43.2%
1,956,008	FlexShares iBoxx 3-Year Target Duration TIPS Index Fund	$ 48,763,280
314,003	iShares 3-7 Year Treasury Bond ETF	37,903,302
213,477	iShares Floating Rate Bond ETF	10,825,418
286,638	iShares iBoxx $ High Yield Corporate Bond ETF	27,055,761
324,243	iShares iBoxx $ Investment Grade Corporate Bond ETF	37,926,704
818,394	PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund	43,325,778
436,245	PowerShares Senior Loan Portfolio	10,823,238
703,836	SPDR Barclays Short Term Corporate Bond ETF	21,642,957
179,741	SPDR DB International Government Inflation-Protected Bond ETF	10,800,637
236,007	WisdomTree Emerging Markets Local Debt Fund	10,825,641
		259,892,716
	EQUITY FUNDS - 45.0%
154,928	FlexShares Global Upstream Natural Resources Index Fund	5,433,325
214,024	Guggenheim Timber ETF	5,416,947
237,577	iShares Core S&P Mid-Cap ETF	32,657,334
198,084	iShares Core S&P Small-Cap ETF	21,816,972
380,144	iShares S&P 500 Growth ETF	37,953,577
562,020	iShares S&P 500 Value ETF	48,839,538
393,763	SPDR Dow Jones International Real Estate ETF	16,211,223
207,980	SPDR Dow Jones REIT ETF	16,228,679
49,407	SPDR S&P China ETF	3,592,383
42,262	Vanguard Energy ETF	5,427,709
101,170	Vanguard FTSE All World ex-US Small-Cap ETF	10,823,167
860,781	Vanguard FTSE All-World ex-US ETF	43,305,892
443,217	Vanguard FTSE Emerging Markets ETF	17,985,746
51,265	Vanguard Materials ETF	5,449,982
		271,142,474
	TOTAL EXCHANGE TRADED FUNDS (Cost - $492,527,309)	531,035,190

	SHORT-TERM INVESTMENTS - 11.8%
	MONEY MARKET FUNDS - 11.8%
28,750,000	BlackRock Liquidity Funds TempFund Portfolio to yield 0.03% (a)	28,750,000
28,750,000	Federated Prime Cash Obligations Fund to yield 0.03% (a)	28,750,000
13,478,580	Invesco Short-Term Investments Trust - Liquid Assets Portfolio to yield 0.06% (a)	13,478,580
	TOTAL SHORT-TERM INVESTMENTS (Cost - $70,978,580)	70,978,580

	TOTAL INVESTMENTS - 100.0% (Cost - $563,505,889) (b)	$ 602,013,770
	OTHER ASSETS AND LIABILITIES - NET - 0.0%	(84,007)
	TOTAL NET ASSETS - 100.0%	$ 601,929,763

(a) Variable rate security, the money market rate shown represents the rate at March 31, 2014.
(b) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $563,919,703 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation:	$ 41,279,348
	Unrealized depreciation:	(3,185,281)
	Net unrealized appreciation:	$ 38,094,067

		Unrealized
Contracts		Appreciation/(Depreciation)
	OPEN LONG FUTURES CONTRACTS
67	MSCI EAFE Index Mini June 2014
	(Underlying Face Amount at Value $6,348,250)	$ 110,550
98	MSCI Emerging Market Index Mini June 2014
	(Underlying Face Amount at Value $4,831,890)	277,800
46	Russell 2000 Index Mini June 2014
	(Underlying Face Amount at Value $5,384,300)	(28,060)
70	S&P 500 Index E-Mini June 2014
	(Underlying Face Amount at Value $6,525,750)	33,823
27	S&P Midcap 400 Index E-Mini June 2014
	(Underlying Face Amount at Value $3,712,230)	(19,710)

	NET UNREALIZED APPRECIATION OF OPEN LONG FURTURES CONTRACTS	$ 374,403

TOPS® Managed Risk Growth ETF Portfolio
PORTFOLIO OF INVESTMENTS
March 31, 2014 (Unaudited)
Shares		Value

	EXCHANGE TRADED FUNDS - 88.2%
	DEBT FUNDS - 11.7%
1,261,853	FlexShares iBoxx 3-Year Target Duration TIPS Index Fund	$ 31,457,996
443,796	iShares iBoxx $ High Yield Corporate Bond ETF	41,889,904
593,954	PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund	31,443,925
685,132	WisdomTree Emerging Markets Local Debt Fund	31,427,005
		136,218,830
	EQUITY FUNDS - 76.5%
899,003	FlexShares Global Upstream Natural Resources Index Fund	31,528,036
828,423	Guggenheim Timber ETF (a)	20,967,386
918,382	iShares Core S&P Mid-Cap ETF	126,240,789
1,242,054	iShares Core S&P Small-Cap ETF	136,799,827
1,364,952	iShares S&P 500 Growth ETF	136,276,808
1,207,585	iShares S&P 500 Value ETF	104,939,137
761,885	SPDR Dow Jones International Real Estate ETF	31,366,805
268,274	SPDR Dow Jones REIT ETF	20,933,420
143,274	SPDR S&P China ETF	10,417,453
81,696	Vanguard Energy ETF	10,492,217
195,755	Vanguard FTSE All World ex-US Small-Cap ETF	20,941,870
3,539,711	Vanguard FTSE All-World ex-US ETF	178,082,860
1,286,338	Vanguard FTSE Emerging Markets ETF	52,199,596
99,216	Vanguard Materials ETF	10,547,653
		891,733,857
	TOTAL EXCHANGE TRADED FUNDS (Cost - $889,801,432)	1,027,952,687

	SHORT-TERM INVESTMENTS - 12.0%
	MONEY MARKET FUNDS - 12.0%
40,000,000	BlackRock Liquidity Funds TempFund Portfolio to yield 0.03% (b)	40,000,000
40,000,000	Federated Prime Cash Obligations Fund to yield 0.03% (b)	40,000,000
59,543,185	Invesco Short-Term Investments Trust - Liquid Assets Portfolio to yield 0.06% (b)	59,543,185
	TOTAL SHORT-TERM INVESTMENTS (Cost - $139,543,185)	139,543,185

	TOTAL INVESTMENTS - 100.2% (Cost - $1,029,344,617) (c)	$ 1,167,495,872
	OTHER ASSETS AND LIABILITIES - NET - (0.2)%	(1,801,584)
	TOTAL NET ASSETS - 100.0%	$ 1,165,694,288

(a) Affiliated company - TOPS Managed Risk Growth ETF holds in excess of 5% of outstanding voting securities of this exchange traded fund.
(b) Variable rate security, the money market rate shown represents the rate at March 31, 2014.
(c) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $1,029,681,441 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation:	$ 140,789,551
	Unrealized depreciation:	(2,975,120)
	Net unrealized appreciation:	$ 137,814,431

		Unrealized
Contracts		Appreciation/(Depreciation)
	OPEN LONG FUTURES CONTRACTS
208	MSCI EAFE Index Mini June 2014
	(Underlying Face Amount at Value $19,708,000)	$ 326,885
352	MSCI Emerging Market Index Mini June 2014
	(Underlying Face Amount at Value $17,355,360)	762,435
201	Russell 2000 Index Mini June 2014
	(Underlying Face Amount at Value $23,527,050)	(286,460)
223	S&P 500 Index E-Mini June 2014
	(Underlying Face Amount at Value $20,789,175)	65,685
113	S&P Midcap 400 Index E-Mini June 2014
	(Underlying Face Amount at Value $15,536,570)	52,695

	NET UNREALIZED APPRECIATION OF OPEN LONG FUTURES CONTRACTS	$ 921,240

TOPS® Managed Risk Moderate Growth ETF Portfolio
PORTFOLIO OF INVESTMENTS
March 31, 2014 (Unudited)
Shares		Value

	EXCHANGE TRADED FUNDS - 88.2%
	DEBT FUNDS - 29.7%
2,140,386	FlexShares iBoxx 3-Year Target Duration TIPS Index Fund	$ 53,359,823
470,476	iShares iBoxx $ High Yield Corporate Bond ETF	44,408,230
532,073	iShares iBoxx $ Investment Grade Corporate Bond ETF	62,236,579
839,567	PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund	44,446,677
716,047	PowerShares Senior Loan Portfolio	17,765,126
866,313	SPDR Barclays Short Term Corporate Bond ETF	26,639,125
443,244	SPDR DB International Government Inflation-Protected Bond ETF	26,634,532
387,380	WisdomTree Emerging Markets Local Debt Fund	17,769,121
		293,259,213
	EQUITY FUNDS - 58.5%
508,449	FlexShares Global Upstream Natural Resources Index Fund	17,831,307
702,595	Guggenheim Timber ETF (a)	17,782,679
649,218	iShares Core S&P Mid-Cap ETF	89,241,506
648,897	iShares Core S&P Small-Cap ETF	71,469,516
890,754	iShares S&P 500 Growth ETF	88,932,879
819,523	iShares S&P 500 Value ETF	71,216,549
646,461	SPDR Dow Jones International Real Estate ETF	26,614,799
227,574	SPDR Dow Jones REIT ETF	17,757,599
81,030	SPDR S&P China ETF	5,891,691
69,347	Vanguard Energy ETF	8,906,235
166,022	Vanguard FTSE All World ex-US Small-Cap ETF	17,761,033
2,119,531	Vanguard FTSE All-World ex-US ETF	106,633,605
727,486	Vanguard FTSE Emerging Markets ETF	29,521,382
84,146	Vanguard Materials ETF	8,945,561
		578,506,341
	TOTAL EXCHANGE TRADED FUNDS (Cost - $786,763,589)	871,765,554

	SHORT-TERM INVESTMENTS - 12.1%
	MONEY MARKET FUNDS - 12.1%
35,000,000	BlackRock Liquidity Funds TempFund Portfolio to yield 0.03% (b)	35,000,000
35,000,000	Federated Prime Cash Obligations Fund to yield 0.03% (b)	35,000,000
49,179,074	Invesco Short-Term Investments Trust - Liquid Assets Portfolio to yield 0.06% (b)	49,179,074
	TOTAL SHORT-TERM INVESTMENTS (Cost - $119,179,074)	119,179,074

	TOTAL INVESTMENTS - 100.3% (Cost - $905,942,663) (c)	$ 990,944,628
	OTHER ASSETS AND LIABILITIES - NET - (0.3)%	(2,589,439)
	TOTAL NET ASSETS - 100.0%	$ 988,355,189

(a) Affiliated company - TOPS Managed Risk Moderate Growth ETF holds in excess of 5% of outstanding voting securities of this exchange traded fund.
(b) Variable rate security, the money market rate shown represents the rate at March 31, 2014.
(c) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $906,629,562 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation:	$ 87,254,991
	Unrealized depreciation:	(2,939,925)
	Net unrealized appreciation:	$ 84,315,066

		Unrealized
Contracts		Appreciation/(Depreciation)
	OPEN LONG FUTURES CONTRACTS
156	MSCI EAFE Index Mini June 2014
	(Underlying Face Amount at Value $14,781,000)	$ 459,730
222	MSCI Emerging Market Index Mini June 2014
	(Underlying Face Amount at Value $10,945,710)	614,780
116	Russell 2000 Index Mini June 2014
	(Underlying Face Amount at Value $13,577,800)	(70,760)
145	S&P 500 Index E-Mini June 2014
	(Underlying Face Amount at Value $13,517,625)	51,050
80	S&P Midcap 400 Index E-Mini June 2014
	(Underlying Face Amount at Value $10,999,200)	63,595

	NET UNREALIZED APPRECIATION OF OPEN LONG FUTURES CONTRACTS	$ 1,118,395

TOPS® Managed Risk Flex ETF Portfolio
PORTFOLIO OF INVESTMENTS
March 31, 2014 (Unaudited)
Shares		Value
	EXCHANGE TRADED FUNDS - 88.2%
	DEBT FUNDS - 38.7%
27,473	FlexShares iBoxx 3-Year Target Duration TIPS Index Fund	$ 684,902
3,502	iShares 3-7 Year Treasury Bond ETF	422,726
3,174	iShares Floating Rate Bond ETF	160,953
4,795	iShares iBoxx $ High Yield Corporate Bond ETF	452,600
5,422	iShares iBoxx $ Investment Grade Corporate Bond ETF	634,211
12,741	PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund	674,508
7,297	PowerShares Senior Loan Portfolio	181,039
10,792	SPDR Barclays Short Term Corporate Bond ETF	331,854
2,845	SPDR DB International Government Inflation-Protected Bond ETF	170,956
3,949	WisdomTree Emerging Markets Local Debt Fund	181,141
		3,894,890
	EQUITY FUNDS - 49.5%
3,455	FlexShares Global Upstream Natural Resources Index Fund	121,167
4,774	Guggenheim Timber ETF	120,830
4,851	iShares Core S&P Mid-Cap ETF	666,818
4,406	iShares Core S&P Small-Cap ETF	485,277
7,262	iShares S&P 500 Growth ETF	725,038
9,050	iShares S&P 500 Value ETF	786,445
6,586	SPDR Dow Jones International Real Estate ETF	271,146
3,092	SPDR Dow Jones REIT ETF	241,269
825	SPDR S&P China ETF	59,986
707	Vanguard Energy ETF	90,800
1,694	Vanguard FTSE All World ex-US Small-Cap ETF	181,224
16,800	Vanguard FTSE All-World ex-US ETF	845,208
7,414	Vanguard FTSE Emerging Markets ETF	300,860
857	Vanguard Materials ETF	91,108
		4,987,176
	TOTAL EXCHANGE TRADED FUNDS (Cost - $8,730,729)	8,882,066

	SHORT-TERM INVESTMENT - 12.2%
	MONEY MARKET FUND - 12.2%
1,227,914	Invesco Short-Term Investments Trust - Liquid Assets Portfolio to yield 0.06%
	(Cost - $1,227,914) (a)	1,227,914

	TOTAL INVESTMENTS - 100.4% (Cost - $9,958,643) (b)	$ 10,109,980
	OTHER ASSETS AND LIABILITIES - NET - (0.4)%	(44,858)
	TOTAL NET ASSETS - 100.0%	$ 10,065,122

(a) Variable rate security, the money market rate shown represents the rate at March 31, 2014.
(b) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $9,958,643 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation:	$ 156,818
	Unrealized depreciation:	(5,481)
	Net unrealized appreciation:	$ 151,337

		Unrealized
Contracts		Depreciation
	OPEN LONG FUTURES CONTRACTS
4	S&P 500 Index E-Mini June 2014
	(Underlying Face Amount at Value $372,900)	$ (810)

The following is a summary of significant accounting policies followed by the Portfolios in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation.  Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.  Investments in open-end investment companies are valued at net asset value.

Valuation of Fund of Funds - The Portfolios may invest in portfolios of open-end investment companies (the “underlying funds”).  Open-end funds are valued at their respective net asset values as reported by such investment companies. Open-end funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value based on the methods established by the board of directors of the open-end funds.

A Portfolio may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor.  The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Value Team and Valuation Process.  This team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor or sub-advisor, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the advisor or sub-advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Portfolio’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the advisor or sub-advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the advisor or sub-advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Portfolio’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Exchange Traded Funds – The Portfolios may invest in exchange traded funds (“ETFs”).  ETFs are a type of index fund bought and sold on a securities exchange.  An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A Portfolio may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market.  The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile.  Additionally, ETFs have fees and expenses that reduce their value.

Each Portfolio utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Portfolio has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Portfolio’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of March 31, 2014 for each Portfolio’s investments measured at fair value:

Aggressive Growth ETF Portfolio
Assets	Level 1	Level 2	Level 3	Total
Equity Funds	$ 1,961,171	$ -	$ -	$ 1,961,171
Short-Term Investment	62,692	-	-	62,692
Total	$ 2,023,863	$ -	$ -	$ 2,023,863

Balanced ETF Portfolio
Assets	Level 1	Level 2	Level 3	Total
Debt Funds	$ 1,817,485	$ -	$ -	$ 1,817,485
Equity Funds	1,895,645	-	-	1,895,645
Short-Term Investment	96,217	-	-	96,217
Total	$ 3,809,347	$ -	$ -	$ 3,809,347

Capital Preservation ETF Portfolio
Assets	Level 1	Level 2	Level 3	Total
Debt Funds	$ 564,287	$ -	$ -	$ 564,287
Equity Funds	249,195	-	-	249,195
Short-Term Investment	15,326	-	-	15,326
Total	$ 828,808	$ -	$ -	$ 828,808

Growth ETF Portfolio
Assets	Level 1	Level 2	Level 3	Total
Debt Funds	$ 676,226	$ -	$ -	$ 676,226
Equity Funds	4,432,521	-	-	4,432,521
Short-Term Investments	127,833	-	-	127,833
Total	$ 5,236,580	$ -	$ -	$ 5,236,580

Moderate Growth ETF Portfolio
Assets	Level 1	Level 2	Level 3	Total
Debt Funds	$ 1,403,656	$ -	$ -	$ 1,403,656
Equity Funds	2,772,336	-	-	2,772,336
Short-Term Investment	102,452	-	-	102,452
Total	$ 4,278,444	$ -	$ -	$ 4,278,444

Managed Risk Balanced ETF Portfolio
Assets	Level 1	Level 2	Level 3	Total
Debt Funds	$ 259,892,716	$ -	$ -	$ 259,892,716
Equity Funds	271,142,474	-	-	271,142,474
Short-Term Investments	70,978,580	-	-	70,978,580
Long Futures Contracts	374,403	-	-	374,403
Total	$ 602,388,173	$ -	$ -	$ 602,388,173

Managed Risk Flex ETF Portfolio
Assets	Level 1	Level 2	Level 3	Total
Debt Funds	$ 3,894,890	$ -	$ -	$ 3,894,890
Equity Funds	4,987,176	-	-	4,987,176
Short-Term Investment	1,227,914	-	-	1,227,914
Total	$ 10,109,980	$ -	$ -	$ 10,109,980

Liabilities	Level 1	Level 2	Level 3	Total
Long Futures Contracts	$ 810	$ -	$ -	$ 810
Total	$ 810	$ -	$ -	$ 810

Managed Risk Growth ETF Portfolio
Assets	Level 1	Level 2	Level 3	Total
Debt Funds	$ 136,218,830	$ -	$ -	$ 136,218,830
Equity Funds	891,733,857	-	-	891,733,857
Short-Term Investments	139,543,185	-	-	139,543,185
Long Futures Contracts	921,240	-	-	921,240
Total	$ 1,168,417,112	$ -	$ -	$ 1,168,417,112

Managed Risk Moderate Growth ETF Portfolio
Assets	Level 1	Level 2	Level 3	Total
Debt Funds	$ 293,259,213	$ -	$ -	$ 293,259,213
Equity Funds	578,506,341	-	-	578,506,341
Short-Term Investments	119,179,074	-	-	119,179,074
Long Futures Contracts	1,118,395	-	-	1,118,395
Total	$ 992,063,023	$ -	$ -	$ 992,063,023

The Portfolios did not hold any Level 3 securities during the period.

There were no transfers in to or out of Level 1 and Level 2 during the current period presented.  It is the Portfolios’ policy to record transfers between Level 1 and Level 2 at the end of the reporting period.

Futures Contracts – The Managed Risk Balanced ETF Portfolio, Managed Risk Growth ETF Portfolio, Managed Risk Moderate Growth ETF Portfolio and Managed Risk Flex ETF Portfolio are subject to equity price risk in the normal course of pursuing their investment objectives. The Portfolios may purchase or sell futures contracts to hedge against market risk and to reduce return volatility.   Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Portfolio’s agent in acquiring the futures position).    During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading.   Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred.   When the contracts are closed, a Portfolio recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Portfolio’s basis in the contract.   If a Portfolio were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Portfolio would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts.   Each Portfolio segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract.   Risks may exceed amounts recognized in the Statement of Assets and Liabilities.    With futures, there is minimal counterparty credit risk to a Portfolio since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

The notional value of the futures contracts disclosed in the Portfolio of Investments at March 31, 2014 is a reflection of the volume of derivative activity for the respective Portfolio.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TOPS Portfolios

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

05/26/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

05/26/2014

By

*/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

05/26/2014